UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30,
Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT
FUNDS, INC.
LEGG MASON PARTNERS MULTIPLE
DISCIPLINE FUNDS GLOBAL ALL CAP
GROWTH AND VALUE
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security(a)	Value
COMMON STOCKS — 19.9%
CONSUMER DISCRETIONARY — 5.3%
Internet & Catalog Retail — 2.1%
29,000	Amazon.com Inc. *	$1,092,430
37,145	Expedia Inc. *	796,760
22,145	IAC/InterActiveCorp. *	850,368

	Total Internet & Catalog Retail	2,739,558

Media — 1.5%
90,240	Time Warner Inc.	1,973,549

Specialty Retail — 1.7%
53,795	Home Depot Inc.	2,191,608

	TOTAL CONSUMER DISCRETIONARY	6,904,715

FINANCIALS — 3.3%
Consumer Finance — 0.6%
9,950	Capital One Financial Corp.	799,980

Diversified Financial Services — 1.2%
14,460	Bank of America Corp.	760,307
14,500	JPMorgan Chase & Co.	738,485

	Total Diversified Financial Services	1,498,792

Insurance — 1.5%
25,200	American International Group Inc.	1,724,940
5,380	St. Paul Travelers Cos. Inc.	273,573

	Total Insurance	1,998,513

	TOTAL FINANCIALS	4,297,285

HEALTH CARE — 5.1%
Biotechnology — 2.5%
28,900	Alkermes Inc. *	431,188
24,900	Amgen Inc. *	1,752,213
34,200	ImClone Systems Inc. *	1,007,532

	Total Biotechnology	3,190,933

Health Care Providers & Services — 2.6%
50,900	UnitedHealth Group Inc.	2,660,034
9,500	WellPoint Inc. *	744,610

	Total Health Care Providers & Services	3,404,644

	TOTAL HEALTH CARE	6,595,577

INFORMATION TECHNOLOGY — 5.4%
Computers & Peripherals — 2.4%
41,920	Dell Inc. *	1,016,560
7,660	International Business Machines Corp.	759,489
47,069	Seagate Technology	1,275,099

	Total Computers & Peripherals	3,051,148

Internet Software & Services — 1.1%
49,500	Yahoo! Inc. *	1,401,345

Semiconductors & Semiconductor Equipment — 1.9%
63,250	Micron Technology Inc. *	819,088
54,500	Texas Instruments Inc.	1,699,855

	Total Semiconductors & Semiconductor Equipment	2,518,943

	TOTAL INFORMATION TECHNOLOGY	6,971,436

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
58,988	Sprint Nextel Corp.	1,051,756

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS GLOBAL ALL CAP GROWTH AND VALUE

Schedule of Investments (unaudited)(continued)	January 31, 2007

Face
Amount	Security(a)	Value
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $21,958,106)	$25,820,769

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$602,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity - $602,080; (Fully collateralized by U.S. Treasury Notes, 4.250% due 10/31/07; Market value - $617,630) (Cost — $602,000)	602,000

	TOTAL INVESTMENTS — 20.4%
	(Cost — $22,560,106#)	26,422,769
	Other Assets in Excess of Liabilities — 79.6%	103,404,078

	TOTAL NET ASSETS — 100.0%	$129,826,847

*	Non-income producing security.

(a)	All securities are segregated as collateral pursuant to futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
Summary of Investments by Country** (unaudited)

United States	95.2%
Cayman Islands	4.8

100.0%

** As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,061,622
Gross unrealized depreciation	(1,198,959)

Net unrealized appreciation	$3,862,663

At January 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P Mini 500 Index	1,199	3/07	$85,789,150	$86,507,850	$718,700

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: March 29, 2007